CONCENTRATION (Schedule of Major Supplier Concentrations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk
Purchase	$ 114,855,259	$ 116,541,972	$ 115,585,803
Supplier Concentration Risk [Member]
Concentration Risk
Concentration risk percentage	0.00%	0.00%
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration Risk
Purchase	$ 133,834,898	$ 110,878,694	$ 124,416,060
Concentration risk percentage	97.00%	98.00%	99.00%
Supplier Concentration Risk [Member] | Company X (3rd Party) [Member] | Purchases [Member]
Concentration Risk
Purchase	$ 101,969,467	$ 81,605,384	$ 93,832,471
Concentration risk percentage	74.00%	72.00%	75.00%
Supplier Concentration Risk [Member] | Company Y (3rd Party) [Member] | Purchases [Member]
Concentration Risk
Purchase	$ 31,865,431	$ 29,273,310	$ 30,583,589
Concentration risk percentage	23.00%	26.00%	24.00%